Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to use judgment and make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are completed. The most significant assumptions and estimates involved in preparing the financial statements include allowances for customer deductions, sales returns, sales discounts and doubtful accounts, estimates of inventory recovery, the valuation of share-based compensation, valuation of deferred taxes and the estimated useful lives used for amortization and depreciation of intangible assets and property and equipment. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to use judgment and make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The level of uncertainty in estimates and assumptions increases with the length of time until the underlying transactions are completed. The most significant assumptions and estimates involved in preparing the financial statements include allowances for customer deductions, sales returns, sales discounts and doubtful accounts, estimates of inventory recovery, the valuation of stock-based compensation, valuation of deferred taxes and the estimated useful lives used for amortization and depreciation of intangible assets and property and equipment. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes retail store revenues upon sale of its products to retail consumers, net of estimated returns. Wholesale revenue is recognized net of estimates for sales returns, discounts and allowances, after merchandise is shipped and title and risk of loss is transferred to the Company’s wholesale customers. To arrive at net sales for retail, gross sales are reduced by actual customer returns as well as by a provision for estimated future customer returns, which is based on management’s review of historical and current customer returns. Sales taxes collected from retail customers are presented on a net basis and as such are excluded from revenue. To arrive at net sales for wholesale, gross sales are reduced by provisions for estimated future returns, based on current expectations, trade discounts, markdowns, allowances and operational chargebacks, as well as for certain cooperative selling expenses.

The following table details the activity and balances of the Company’s sales reserves for the fiscal years ended March 31, 2012, April 2, 2011 and April 3, 2010 (in thousands):

Retail	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Return Reserves:
Year ended March 31, 2012	$2,313	$23,580	$(24,234)	$1,659
Year ended April 2, 2011	1,413	14,323	(13,423)	2,313
Year ended April 3, 2010	754	7,298	(6,639)	1,413

Wholesale	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Total Sales Reserves:
Year ended March 31, 2012	$25,180	$114,577	$(109,376)	$30,381
Year ended April 2, 2011	20,215	84,697	(79,732)	25,180
Year ended April 3, 2010	19,481	68,955	(68,221)	20,215

Licensing revenue generated from product licenses, which includes contributions for advertising, is based on reported sales of licensed products bearing the Company’s tradenames, at rates specified in the license agreements. These agreements are also subject to contractual minimum levels. Royalty revenue generated by geographic specific licensing agreements is recognized as earned under the licensing agreements based on reported sales of licensees applicable to specified periods as outlined in the agreements. These agreements allow for the use of the Company’s tradename to sell its branded products in specific geographic regions.

Advertising

Advertising

Advertising costs are charged to expense when incurred and are reflected in general and administrative expenses. For the years ended March 31, 2012, April 2, 2011, and April 3, 2010, advertising expense was $31.4 million, $27.4 million and $22.4 million, respectively.

Cooperative advertising expense, which represents the Company’s participation in advertising expenses of its wholesale customers, is reflected as a reduction of net sales. Expenses related to cooperative advertising for Fiscal 2012, Fiscal 2011, and Fiscal 2010, were $4.3 million, $3.9 million and $3.4 million, respectively.

Shipping and Handling

Shipping and Handling

Shipping and handling costs amounting to $19.7 million, $12.4 million and $8.3 million for the years ended March 31, 2012, April 2, 2011, and April 3, 2010, respectively, are included in selling, general and administrative expenses in the statements of operations.

Cash and Cash Equivalents		Cash and Cash Equivalents All highly liquid investments with original maturities of three months or less are considered to be cash equivalents.
Inventories

Inventories

Inventories consist of finished goods and are stated at the lower of cost or market value. Cost is determined using the first-in-first-out (FIFO) method. Costs include amounts paid to independent manufacturers, plus duties and freight to bring the goods to the Company’s warehouses, which are located in the United States, Holland, Canada, Japan and Hong Kong. The Company adjusts its inventory to reflect situations in which the cost of inventory is not expected to be fully recovered. These adjustments are estimates, which could vary significantly from actual results if future economic conditions, customer demand or competition differ from expectations. For the periods presented, there were no significant adjustments related to unrecoverable inventory.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization (carrying value). Depreciation is provided on a straight-line basis over the expected remaining useful lives of the related assets. Equipment, furniture and fixtures, and computer hardware and software are depreciated over five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated remaining useful lives of the related assets or remaining lease term.

The Company’s share of the cost of constructing in-store shop displays within its wholesale customers’ floor-space (“shop-in-shops”), which is paid directly to third-party suppliers, is capitalized as property and equipment and amortized over a useful life of three years.

Maintenance and repairs are charged to expense in the year incurred. Cost and related accumulated depreciation for property and equipment are removed from the accounts upon their sale or disposition and the resulting gain or loss is reflected in the results of operations.

Internal-use Software

Internal-use Software

The Company capitalizes, in property and equipment, direct costs incurred during the application development stage and the implementation stage for developing, purchasing or otherwise acquiring software for internal use. These costs are amortized over the estimated useful lives of the software, generally five years. All costs incurred during the preliminary project stage, including project scoping, identification and testing of alternatives, are expensed as incurred.

Intangible Assets

Intangible Assets

Intangible assets consist of trademarks and lease rights and are stated at cost less accumulated amortization. Trademarks are amortized over twenty years and lease rights are amortized over the term of the related lease agreements on a straight-line basis.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates its long-lived assets, including fixed assets and intangible assets with finite useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of any such asset may not be recoverable. If the sum of estimated undiscounted future cash flows associated with the asset is less than the asset’s carrying value, an impairment charge is recognized, which is measured as the amount by which the carrying value exceeds the fair value of the asset. These estimates of cash flow require significant management judgment and certain assumptions about future volume, sales and expense growth rates, devaluation and inflation. As such, these estimates may differ from actual cash flows.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

On an annual basis, the Company evaluates goodwill impairment during the Company’s fourth quarter of its fiscal year or whenever impairment indicators exist. Judgments regarding the existence of impairment indicators are based on market conditions and operational performance of the business. Future events could cause the Company to conclude that impairment indicators exist, and, therefore, that goodwill may be impaired. To the extent that the fair value associated with the goodwill is less than its carrying amount, the Company writes down the carrying amount of the goodwill to its fair value.

Prior to Fiscal 2012 the Company assessed goodwill for impairment by calculating the fair value of the Company’s reporting units to which goodwill has been allocated using the discounted cash flow method along with the market multiples method. During Fiscal 2012, the Company adopted a new accounting pronouncement related to goodwill impairment analysis, which allows entities to initially perform a qualitative analysis (“step zero”) of the fair value of its reporting units to determine whether it is necessary to undertake a quantitative (“two step”) goodwill analysis. In the fourth quarter of Fiscal 2012, the Company followed this new guidance with respect to its annual impairment analysis for goodwill, and concluded that the carrying amounts of all reporting units significantly exceeded their respective fair values, and thus performing any further analysis (e.g. two step) was unnecessary.

The Company will continue to perform the aforementioned qualitative analysis (step zero) in future fiscal years as its first step in goodwill impairment assessment. Should the results of this assessment result in either an ambiguous or unfavorable conclusion the Company will perform additional quantitative testing consistent with the fair value approach mentioned above. The valuation methods used in the fair value approach, discounted cash flow and market multiples method, require the Company’s management to make certain assumptions and estimates regarding certain industry trends and future profitability of the Company’s reporting units. If the carrying amount of a reporting unit exceeds its fair value, the Company would compare the implied fair value of the reporting unit goodwill with its carrying value. To compute the implied fair value, the Company would assign the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. If the carrying value of the reporting unit goodwill exceeded the implied fair value of the reporting unit goodwill, the Company would record an impairment loss to write down such goodwill to its implied fair value. The valuation of goodwill is affected by, among other things, the Company’s business plan for the future and estimated results of future operations.

Stock-based Compensation

Stock-based Compensation

The Company grants stock-based awards to certain employees and directors of the Company. Awards are measured at the grant date based on the fair value as calculated using the Black-Scholes option pricing model, for share options, or the closing market price at the grant date for restricted shares. These fair values are recognized as expense over the requisite service period, based on attainment of certain vesting requirements, which included the Company’s completion of an initial public offering (“IPO”). Determining the fair value of stock-based awards at the grant date requires considerable judgment, including estimating expected volatility, expected term and risk-free rate.

The Company’s expected volatility is based on the average volatility rates of similar actively traded companies over the past 4.5-9.5 years, which is the Company’s range of estimated expected holding periods. The expected holding period for options which vest based on performance requirements are based on the period to expiration which is generally 9-10 years, which directly correlates to the Company’s service period requirement for such options. Generally, the expected holding period for time-based vesting options (no performance requirements) are calculated using the simplified method which uses the vesting term of the options, generally 4 years, and the contractual term of 7 years, resulting in a holding period of 4.5-4.75 years. The simplified method was chosen as a means to determine the Company’s estimated holding period as prior to December 2011, the Company was privately held and as such there is insufficient historical option exercise experience. The risk-free rate is derived from the zero-coupon U.S. Treasury Strips yield curve, the period of which relates to the grant’s estimated holding period. If factors change and the Company employs different assumptions, the fair value of future awards and resulting stock-based compensation expense may differ significantly from what the Company has estimated in the past.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The financial statements of the majority of the Company’s foreign subsidiaries are measured using the local currency as the functional currency. The Company’s functional currency is the United States dollar (“USD”) for MKHL and its United States based subsidiaries. Assets and liabilities have been translated using period-end exchange rates, and revenues and expenses have been translated using average exchange rates over the reporting period. The adjustments resulting from translation have been recorded separately in shareholders’ equity as a component of accumulated other comprehensive income. Foreign currency transaction income and losses resulting from the re-measuring of transactions denominated in a currency other than the functional currency of a particular entity are included in the consolidated statements of operations.

Derivative Financial Instruments

Derivative Financial Instruments

The Company uses forward currency exchange contracts to manage its exposure to fluctuations in foreign currency for certain of its transactions. The Company in its normal course of business enters into transactions with foreign suppliers and seeks to minimize risk related to these transactions. The Company records these derivative instruments on the consolidated balance sheets at fair value. Though the Company uses forward contracts to hedge its cash flows, the Company does not designate these instruments as hedges for hedge accounting purposes. Accordingly, changes in the fair value of these contracts, as of each balance sheet date and upon maturity, are recorded in cost of sales or operating expenses, within the Company’s consolidated statements of operations, as applicable to the transactions for which the forward exchange contracts were intended to hedge. During the quarter ended June 30, 2012, the net gain of $0.8 million, related to the change in fair value of these contracts, was recorded as a component of cost of sales. The following table details the fair value of these contracts as of June 30, 2012, and March 31, 2012 (in thousands):

	June 30, 2012	March 31, 2012
Prepaid expenses and other current assets	$2,460	$1,318
Accrued expenses and other current liabilities	$(605)	$(276)

The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. In attempts to mitigate counterparty credit risk, the Company enters into contracts with carefully selected financial institutions based upon their credit ratings and certain other financial factors, adhering to established limits for credit exposure. The aforementioned forward contracts generally have a term of no more than 18 months. The period of these contracts is directly related to the foreign transaction they are intended to hedge. The notional amount of these contracts outstanding at June 30, 2012 was approximately $94.4 million.

Derivative Financial Instruments

The Company uses forward currency exchange contracts to manage its exposure to fluctuations in foreign currency for certain of its transactions. The Company in its normal course of business enters into transactions with foreign suppliers and seeks to minimize risk related to these transactions. The Company records these derivative instruments on the consolidated balance sheets at fair value. Though the Company uses forward contracts to hedge its cash flows, the Company does not designate these instruments as hedges for hedge accounting purposes. Accordingly, changes in the fair value of these contracts, as of each balance sheet date and upon maturity, are recorded in cost of sales or operating expenses, within the Company’s consolidated statements of operations, as applicable to the transactions for which the forward exchange contracts were intended to hedge. For Fiscal 2012 the Company recorded a gain of $2.6 million relating to these contracts, as a component of operations. For fiscal years ended 2011 and 2010, amounts representing a loss of $2.5 million and, $1.0 million, respectively, were charged to operations. The following table details the fair value of these contracts as of March 31, 2012 and April 2, 2011 (in thousands):

	March 31, 2012	April 2, 2011
Prepaid expenses and other current assets	$1,318	$745
Accrued expenses and other current liabilities	$(276)	$(2,293)

The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. In attempts to mitigate counterparty credit risk, the Company enters into contracts with carefully selected financial institutions based upon their credit ratings and certain other financial factors, adhering to established limits for credit exposure. The aforementioned forward contracts generally have a term of no more than 18 months. The period of these contracts is directly related to the foreign transaction they are intended to hedge. The notional amount of these contracts outstanding at March 31, 2012 is approximately $51.2 million.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities have been provided for temporary differences between the tax bases and financial reporting bases of the Company’s assets and liabilities using the tax rates and laws in effect for the periods in which the differences are expected to reverse. The Company periodically assesses the realizability of deferred tax assets and the adequacy of deferred tax liabilities, based on the results of local, state, federal or foreign statutory tax audits or estimates and judgments used.

Realization of deferred tax assets associated with net operating loss and tax credit carryforwards is dependent upon generating sufficient taxable income prior to their expiration in the applicable tax jurisdiction. The Company periodically reviews the recoverability of its deferred tax assets and provides valuation allowances, as deemed necessary, to reduce deferred tax assets to amounts that more-likely-than-not will be realized. The Company’s management considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent earnings results within various taxing jurisdictions, expectations of future taxable income, the carryforward periods remaining and other factors. Changes in the required valuation allowance are recorded in income in the period such determination is made. Deferred tax assets could be reduced in the future if the Company’s estimates of taxable income during the carryforward period are significantly reduced or alternative tax strategies are no longer viable.

The Company recognizes the impact of an uncertain income tax position taken on its income tax returns at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will be recognized if it has less than a 50% likelihood of being sustained. The tax positions are analyzed periodically (at least quarterly) and adjustments are made as events occur that warrant adjustments for those positions. The Company records interest expense and penalties payable to relevant tax authorities as income tax expense.

Rent Expense, Deferred Rent and Landlord Construction Allowances

Rent Expense, Deferred Rent and Landlord Construction Allowances

The Company leases office space, retail stores and distribution facilities under agreements that are classified as operating leases. Many of these operating leases include contingent rent provisions (percentage rent), and/or provide for certain landlord allowances related to tenant improvements and other relevant items. Rent expense is calculated by recognizing total minimum rental payments (net of any rental abatements, construction allowances and other rental concessions), on a straight-line basis, over the lease term. Accordingly, rent expense charged to operations differs from rent paid, resulting in the Company recording deferred rent, which is classified as a long-term liability in the Company’s consolidated balance sheets. The recognition of rent expense for a given operating lease commences on the earlier of the lease commencement date or the date of possession of the property. The Company accounts for landlord allowances and incentives as a component of deferred rent, which is amortized over the lease term as a reduction of rent expense. The Company records rent expense as a component of selling, general and administrative expenses.

Deferred Financing Costs

Deferred Financing Costs

The Company defers costs directly associated with acquiring third party financing. These deferred costs are amortized as interest expense over the term of the related indebtedness. As of March 31, 2012, deferred financing costs were $2.4 million, net of accumulated amortization of $1.3 million, and as of April 2, 2011, deferred financing costs were $0.2 million, net of accumulated amortization of $0.8 million. Deferred financing costs are included in other assets on the consolidated balance sheets.

Net Income Per Share

Net Income Per Share

The Company reported earnings per share in conformity with the two-class method for calculating and presenting earnings per share for fiscal years prior to Fiscal 2013, due to the existence of both ordinary and convertible preference securities in those periods. Under the two-class method, basic net income per ordinary share is computed by dividing the net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Net income available to shareholders is determined by allocating undistributed earnings between holders of ordinary and convertible preference shares, based on the participation rights of the preference shares. Diluted net income per share is computed by dividing the net income available to both ordinary and preference shareholders by the weighted-average number of dilutive shares outstanding during the period.

The Company’s basic net income per share excludes the dilutive effect of stock options and unvested restricted shares. It is based upon the weighted average number of ordinary shares outstanding during the period divided into net income.

Diluted net income per share reflects the potential dilution that would occur if share option grants or any other dilutive equity instruments were exercised or converted into ordinary shares. These equity instruments are included as potential dilutive securities to the extent they are dilutive under the treasury stock method for the applicable periods.

For the purposes of basic and diluted net income per share, as a result of the reorganization and exchange during July 2011, weighted average shares outstanding for purposes of presenting net income per share on a comparative basis were retroactively restated for all periods presented to reflect the exchange of ordinary shares for the newly issued ordinary and convertible preference shares as described in Note 2, as if such reorganization and exchange had occurred at the beginning of the periods presented. In addition, as a result of the 3.8-to-1 share split, which was completed on November 30, 2011, weighted average shares outstanding were retroactively restated for all periods presented.

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Three Months Ended
	June 30, 2012	July 2, 2011
Numerator:
Net Income	$68,645	$24,115
Net income applicable to preference shareholders	—	5,198

Net income available for ordinary shareholders	$68,645	$18,917

Denominator:
Basic weighted average ordinary shares	192,790,454	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673	—
Convertible preference shares	—	38,622,891

Diluted weighted average ordinary shares	199,391,127	179,177,268

Basic net income per ordinary share	$0.36	$0.13

Diluted net income per ordinary share	$0.34	$0.13

Share equivalents for the three months ended June 30, 2012 for 105,755 shares have been excluded from the above calculation as they were anti-dilutive, and approximately 1,044,000 shares related to performance based vesting options were excluded from the above calculation as their performance target vesting requirements for Fiscal 2013 were not determinable at June 30, 2012. Share options for three months ended July 2, 2011 have been excluded from the calculation of diluted earnings per share as they were not exercisable during this period, as the Company had not completed an IPO.

Net Income Per Share

The Company reports earnings per share in conformity with the two-class method for calculating and presenting earnings per share, due to the existence of both ordinary and convertible preference securities. Under the two-class method, basic net income per ordinary share is computed by dividing the net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Net income available to shareholders is determined by allocating undistributed earnings between holders of ordinary and convertible preference shares, based on the participation rights of the preference shares. Diluted net income per share is computed by dividing the net income available to both ordinary and preference shareholders by the weighted-average number of dilutive shares outstanding during the period.

The Company’s basic net income per share excludes the dilutive effect of stock options and unvested restricted shares. It is based upon the weighted average number of ordinary shares outstanding during the period divided into net income.

Diluted net income per share reflects the potential dilution that would occur if share option grants or any other dilutive equity instruments were exercised or converted into ordinary shares. These equity instruments are included as potential dilutive securities to the extent they are dilutive under the treasury stock method for the applicable periods.

For the purposes of basic and diluted net income per share, as a result of the reorganization and exchange during July 2011, weighted average shares outstanding for purposes of presenting net income per share on a comparative basis were retroactively restated for all periods presented to reflect the exchange of ordinary shares for the newly issued ordinary and convertible preference shares as described in Note 2, as if such reorganization and exchange had occurred at the beginning of the periods presented. In addition, as a result of the 3.8-to-1 share split, which was completed on November 30, 2011, weighted average shares outstanding were retroactively restated for all periods presented.

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Numerator:
Net Income	$147,364	$72,506	$39,248
Net income applicable to preference shareholders	21,227	15,629	8,460

Net income available for ordinary shareholders	126,137	56,877	30,788

Denominator:
Basic weighted average ordinary shares	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
share options and restricted shares/units	2,628,650	—	—
convertible preference shares	28,412,421	38,622,891	38,622,891

Diluted weighted average ordinary shares	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$0.80	$0.40	$0.22

Diluted net income per ordinary share	$0.78	$0.40	$0.22

Stock options for Fiscal 2012 for 343,787 shares have been excluded from the above calculation as they were anti-dilutive. Stock options for fiscal years 2011 and 2010 have been excluded from the calculation of diluted earnings per share as they were not exercisable during those periods, as the Company had not completed an IPO.

Recent Accounting Pronouncements

Recent Accounting Pronouncements—The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that have a material impact on results of operations, financial condition, or cash flows, based on current information.

Recent Accounting Pronouncements—The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that have a material impact on results of operations, financial condition, or cash flows, based on current information.